RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Party [Abstract]
Disclosure of related party [text block]
NOTE 13. RELATED PARTIES
Related Party Disclosures
Related parties are those entities defined in IAS 24 and under the rules of the Chilean Commission for the Financial Market and the Chilean Corporations Law.
The receivable and payable amounts among related parties at the end of each period correspond to commercial and financing transactions denominated in Chilean Pesos, U.S. dollars and Brazilian Real, where collection or payment deadlines are shown in the following tables and in general do not bear interest, except for financing transactions.
As of the date of these consolidated financial statements, the main transactions with related parties are related to fuel purchases with Compañía de Petróleos de Chile S.A. and sodium chlorate purchases at EKA Chile S.A.
As of the date of these consolidated financial statements, there are neither provisions for accounts of doubtful collection nor any guarantees granted or received related to the balances with related parties.
Name of Group’s Main Shareholders
The ultimate shareholders of Arauco, direct and indirectly, are Mr. Roberto Angelini Rossi and Mrs. Patricia Angelini Rossi.
Name of the Intermediate Controlling Entity that Produces Consolidated Financial Statements for Public Use
Empresas Copec S.A.
Compensation to Key Management Personnel
Compensation to key management personnel, including directors, managers and deputy managers, consist of a fixed monthly salary, and managers and deputy managers also receive an annual bonus subject to the results of the Company and the fulfillment of goals of the business as well as individual performance.
Pricing Strategy Terms and Conditions Corresponding to Transactions with Related Parties
Transactions carried out with related parties are intended to contribute to the corporate interest, are adjusted in price, terms and conditions to those prevailing in the market at the time of approval, and meet the requirements and procedures set forth in the law.

The table below sets forth information about the Relationship between the Parent Company and its Subsidiaries

ID N°	Company Name	Country	Functional Currency	% Ownership interest			% Ownership interest
				12-31-2021			12-31-2020
				Direct	Indirect	Total	Direct	Indirect	Total
—	Agenciamiento y Servicios Profesionales S.A. (3)	Mexico	Mexican pesos	—	—	—	0.0020	99.9970	99.9990
—	Arauco Argentina S.A.	Argentina	U.S. Dollar	9.9707	90.0093	99.9800	9.9707	90.0093	99.9800
—	Arauco Australia Pty Ltd.	Australia	U.S. Dollar	—	99.9990	99.9990	—	99.9990	99.9990
96547510-9	Arauco Bioenergía S.A.	Chile	U.S. Dollar	98.0000	1.9990	99.9990	98.0000	1.9990	99.9990
—	Arauco Canada Ltd.	Canada	Canadian Dollar	—	99.9990	99.9990	—	99.9990	99.9990
—	Arauco Colombia S.A.	Colombia	U.S. Dollar	1.4778	98.5204	99.9982	1.4778	98.5204	99.9982
—	Arauco do Brasil S.A.	Brazil	Brazilian Real	1.0681	98.9309	99.9990	1.0681	98.9309	99.9990
—	Arauco Europe Cooperatief U.A.	Netherlands	U.S. Dollar	0.5215	99.4775	99.9990	0.5215	99.4775	99.9990
—	Arauco Florestal Arapoti S.A.	Brazil	Brazilian Real	—	99.9990	99.9990	—	79.9992	79.9992
—	Arauco Forest Brasil S.A.	Brazil	Brazilian Real	10.0809	89.9182	99.9991	10.0809	89.9182	99.9991
—	Arauco Participacoes Florestais Ltda.	Brazil	Brazilian Real	—	99.9991	99.9991	—	—	—
—	Arauco Industria de México, S.A.de C.V.	Mexico	Mexican pesos	—	99.9990	99.9990	—	99.9990	99.9990
—	Arauco Industria de Paineis S.A.	Brazil	Brazilian Real	—	99.9990	99.9990	—	99.9990	99.9990
—	Arauco Middle East DMCC	Dubai	U.S. Dollar	—	99.9990	99.9990	—	99.9990	99.9990
—	Arauco North America, Inc.	United States	U.S. Dollar	0.0001	99.9989	99.9990	0.0001	99.9989	99.9990
76620842-8	Arauco Nutrientes Naturales SpA (1)	Chile	U.S. Dollar	—	—	—	—	99.9484	99.9484
—	Arauco Peru S.A.	Perú	U.S. Dollar	0.0013	99.9977	99.9990	0.0013	99.9977	99.9990
—	Arauco Química S.A. de C.V. (4)	Mexico	Mexican pesos	—	—	—	—	99.9990	99.9990
—	Arauco Serviquimex, S.A. de C.V. (3)	Mexico	Mexican pesos	—	—	—	—	99.9990	99.9990
—	Arauco Wood (China) Company Limited	China	U.S. Dollar	—	99.9990	99.9990	—	99.9990	99.9990
—	Araucomex S.A. de C.V.	Mexico	U.S. Dollar	0.0005	99.9985	99.9990	0.0005	99.9985	99.9990
—	Araucomex Servicios, S.A. de C.V.	Mexico	Mexican pesos	0.3333	99.6657	99.9990	—	99.9990	99.9990
96657900-5	Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos	—	56.4481	56.4481	—	57.0831	57.0831
—	Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian Real	—	99.9985	99.9985	—	99.9984	99.9984
85805200-9	Forestal Arauco S.A.	Chile	U.S. Dollar	99.9484	—	99.9484	99.9484	—	99.9484
93838000-7	Forestal Cholguán S.A.	Chile	U.S. Dollar	—	98.5814	98.5814	—	98.5683	98.5683
78049140-K	Forestal Los Lagos SpA. (2)	Chile	U.S. Dollar	—	—	—	—	79.9587	79.9587
96563550-5	Inversiones Arauco Internacional Ltda.	Chile	U.S. Dollar	98.0186	1.9804	99.9990	98.0186	1.9804	99.9990
79990550-7	Investigaciones Forestales Bioforest S.A.	Chile	U.S. Dollar	1.0000	98.9489	99.9489	1.0000	98.9489	99.9489
—	Leasing Forestal S.A.	Argentina	Argentine pesos	—	99.9800	99.9800	—	99.9800	99.9800
—	Maderas Arauco Costa Rica S.A.	Costa Rica	U.S. Dollar	—	99.9990	99.9990	—	99.9990	99.9990
96510970-6	Maderas Arauco S.A.	Chile	U.S. Dollar	99.0000	0.9995	99.9995	99.0000	0.9995	99.9995
—	Mahal Empreendimentos e Participacoes S.A.	Brazil	Brazilian Real	—	99.9990	99.9990	—	99.9990	99.9990
—	Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian Real	—	99.9990	99.9990	—	99.9990	99.9990
76860724-9	ODD Industries SpA	Chile	Chilean Pesos	—	86.6151	86.6151	—	86.6151	86.6151
—	Prime-Line, Inc. (5)	United States	U.S. Dollar	—	—	—	—	99.9990	99.9990
76375371-9	Servicios Aéreos Forestales Ltda.	Chile	U.S. Dollar	0.0100	99.9890	99.9990	0.0100	99.9890	99.9990
96637330-K	Servicios Logísticos Arauco S.A.	Chile	U.S. Dollar	45.0000	54.9997	99.9997	45.0000	54.9997	99.9997
—	Tablered Araucomex, S.A. de C.V. (4)	Mexico	Mexican pesos	—	—	—	—	99.9990	99.9990

(1)	This company was merged into Forestal Arauco S.A. in March 2021.
(2)	Total participation in this company was sold in March 2021.
(3)	These companies were merged into Araucomex Servicios, S.A. de C.V. in November 2021.
(4)	These companies were merged into Arauco Industria de México, S.A. de C.V. in November 2021.
(5)	This company was merged into Arauco North America Inc. in March 2021.
The companies in the table below are classified as joint operations in accordance with IFRS 11. The assets, liabilities, income and expenses are recorded in relation to the Company’s ownership percentage in accordance with accounting standards applicable in each case.

Company Name	Country	Functional Currency
Eufores S.A.	Uruguay	U.S. Dollar
Celulosa y Energía Punta Pereira S.A.	Uruguay	U.S. Dollar
Zona Franca Punta Pereira S.A.	Uruguay	U.S. Dollar
Forestal Cono Sur S.A.	Uruguay	U.S. Dollar
Stora Enso Uruguay S.A.	Uruguay	U.S. Dollar
El Esparragal Asociación Agraria de R.L.	Uruguay	U.S. Dollar
Ongar S.A.	Uruguay	U.S. Dollar
Terminal Logística e Industrial M’Bopicua S.A.	Uruguay	U.S. Dollar
According to significant restrictions on the ability of subsidiaries to transfer funds to Arauco, in the form of cash dividends or repayment of loans and/or advances, we state the following:

Long-term debt with related entities - Mutual Agreement with Arauco Argentina S.A.
On June 5, 2017, Arauco signed a mutual agreement with its subsidiary Arauco Argentina S.A, pursuant to which this Company received an amount of U.S.$ 250,000,000, which accrues accrues a interest at the LIBOR interest rate for 180 days plus a fixed spread of 5.20%, with payments every six months on June 1 and December 1 of each year.
During 2020, the Central Bank of the Argentine Republic established certain foreign exchange controls, preventing Arauco Argentina S.A. from making four principal payments for ThU.S.$ 12,500 each, two of them due during 2020 and the other two due during 2021. Under those circumstances, Arauco agreed to reschedule the maturity of the principal repayments that became due in 2020 to June 1, 2022. The principal amount rescheduled will accrue interest at LIBOR rate until the moment of its total or partial payment. As of December 31, 2021, the total principal outstanding under the mutual agreement was ThU.S.$ 160,000.
Employee Benefits for Key Management Personnel

	January - December
	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Salaries and bonuses	78,114	66,366	63,969
Per diem compensation to members of the Board of Directors	2,538	2,351	2,451
Termination benefits	2,437	5,049	9,175
Total	83,089	73,766	75,595
Related Party Receivables, Current

Name of Related Party	Tax ID No.	Nature of				12-31-2021	12-31-2020
		Relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Forestal Mininco S.A.	91.440.000-7	Common Stockholder	Chile	Chilean pesos	30 days	12	8
Eka Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	30 days	2,510	1,251
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	—	—	575
Unilin Arauco Pisos Ltda.	—	Joint Venture	Brazil	Brazilian Real	—	—	829
Colbún S.A.	96.505.760-9	Common Stockholder	Chile	Chilean pesos	30 days	72	—
CMPC Maderas S.A.	95.304.000-K	Common Stockholder	Chile	Chilean pesos	—	—	21
CMPC Pulp S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	30 days	651	866
CMPC Tissue S.A.	96.529.310-8	Common Stockholder	Chile	Chilean pesos	30 days	383	—
Fundación Acerca Redes	65.097.218-K	Parent company is founder and contributor	Chile	Chilean pesos	30 days	165	968
Sonae Arauco Portugal S.A.	—	Subsidiary of a Joint Venture	Portugal	U.S. Dollar	—	—	369
E2E S.A.	76.879.577-0	Joint Venture	Chile	Chilean pesos	10-may-21	402	460
E2E S.A.	76.879.577-0	Joint Venture	Chile	Chilean pesos	27-Apr-21	382	—
E2E S.A.	76.879.577-0	Joint Venture	Chile	Chilean pesos	28-Oct-21	252	288
E2E S.A.	76.879.577-0	Joint Venture	Chile	Chilean pesos	31-Jul-23	570	—
E2E S.A.	76.218.856-2	Joint Venture	Chile	Chilean pesos	30 days	160	639

TOTAL						5,559	6,274

Related Party Payables, Current

		Nature of				12-31-2021	12-31-2020
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	30 days	1,682	2,657
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	30 days	181	139
Fundación Educacional Arauco	71.625.000-8	Parent company is founder and contributor	Chile	Chilean pesos	30 days	465	694
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	30 days	4	7
Servicios Corporativos Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	30 days	12	—
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an associate	Chile	U.S. Dollar	30 days	229	236
Adm. de Ventas al Detalle Arco Prime Ltda.	77.215.640-5	Common controlling parent	Chile	Chilean pesos	—	—	1
Air BP Copec S.A.	96.942.120-8	Joint venture of controlling parent	Chile	Chilean pesos	30 days	3	5
Sonae Arauco Portugal S.A.	—	Subsidiary of joint venture	Portugal	U.S. Dollar	30 days	1	—

TOTAL						2,577	3,739

Related Party Transactions
Purchases

		Nature of		Currency	Transaction	12-31-2021	12-31-2020	12-31-2019
Name of Related Party	Tax ID No.	Relationship	Country		Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	Fuel	2,644	2,113	2,864
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	Fuel and other	75,166	48,983	64,271
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of the Associate	Chile	U.S. Dollar	Transport, stowage and port services	8,518	17,506	10,662
Puerto Lirquén S.A.	96.959.030-1	Subsidiary of the Associate	Chile	U.S. Dollar	Port services	—	—	2,206
EKA Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	Sodium chlorate	42,318	38,633	41,349
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	Wood and chips	433	4,495	4,547
Portaluppi, Guzman y Bezanilla Abogados Ltda.	78.096.080-9	Common director	Chile	Chilean pesos	Legal services	778	703	828
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	Telephone services	214	229	524
Colbún S.A.	96.505.760-9	Common Stockholder	Chile	Chilean pesos	Electrical Power	386	51	149
Colbún Transmisión S.A.	76.218.856-2	Common Stockholder	Chile	Chilean pesos	Electrical Power	514	399	240
Woodtech S.A.	76.724.000-7	Indirect associate of controlling parent	Chile	Chilean pesos	Wood volumen measurement services	1,238	1,362	1,988
Inversiones Siemel S.A.	94.082.000-6	Common Stockholder	Chile	Chilean pesos	Rentals	51	279	256
Elemental S.A.	76.659.730-0	Associate of controlling parent	Chile	Chilean pesos	Services and other purchases	93	364	193
Servicios Corporativos Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	Other purchases	222	242	162
Vía Limpia SpA	79.874.200-0	Common controlling parent	Chile	Chilean pesos	Other purchases	199	191	215
Sales and other transactions

	Tax ID No.	Nature of	Country	Currency	Transaction	12-31-2021	12-31-2020	12-31-2019
Name of Related Party		Relationship			Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Colbún S.A.	96.505.760-9	Common Stochholder	Chile	Chilean pesos	Electrical Power	256	149	543
EKA Chile S.A.	99.500.140-3	Joint venture	Chile	Chilean pesos	Electrical Power	21,891	16,559	18,764
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	Harvesting services, wood and chips	7,329	21,146	29,543
CMPC Pulp S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	Wood and chips	9,027	7,849	1,467
CMPC Tissue S.A.	96.529.310-8	Common Stockholder	Chile	Chilean pesos	Pulp	1,127	3,681	—
Unilin Arauco Pisos Ltda.	—	Joint venture	Brazil	Brazilian Real	Wood	—	4,623	3,350
E2E S.A.	76.879.577-0	Joint venture	Chile	Chilean pesos	Loan	1,125	41	718
E2E S.A.	76.879.577-0	Joint venture	Chile	Chilean pesos	Wood, plywood and boards	355	471	787